UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
March 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 0.3% (0.2% of Total Investments)

	Miiddlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Project, Series 2005A:
$240	5.000%, 1/01/32 (WI, settling 4/04/05)	1/15 at 100.00	Baa3	$ 234,478
240	5.125%, 1/01/37 (WI, settling 4/04/05)	1/15 at 100.00	Baa3	233,993

	Consumer Staples - 5.0% (3.3% of Total Investments)

3,395	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	3,383,118
	2002, 5.750%, 6/01/32

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
3,520	6.125%, 6/01/24	6/13 at 100.00	BBB	3,576,109
2,250	6.375%, 6/01/32	6/13 at 100.00	BBB	2,308,725

	Education and Civic Organizations - 16.6% (11.0% of Total Investments)

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,190	5.700%, 6/01/08 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	2,200,622
1,455	6.000%, 6/01/15 (Alternative Minimum Tax) - MBIA Insured	6/10 at 101.00	AAA	1,463,555

2,960	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993,	No Opt. Call	N/R	3,474,063
	8.000%, 9/15/18

420	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue, Series	7/05 at 100.00	A-	421,420
	1976D, 6.750%, 7/01/08

500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/13 at 100.00	A	503,050
	2002D, 5.250%, 7/01/32 - ACA Insured

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,062,150
	5.125%, 7/01/21 - FGIC Insured

1,245	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,333,918
	2004L, 5.125%, 7/01/19 - MBIA Insured

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 - FGIC Insured	7/14 at 100.00	AAA	1,746,731
1,040	5.000%, 7/01/23 - FGIC Insured	7/14 at 100.00	AAA	1,089,754

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2004B:
1,375	5.000%, 7/01/18 - AMBAC Insured	1/14 at 100.00	AAA	1,460,456
725	5.000%, 7/01/19 - AMBAC Insured	1/14 at 100.00	AAA	767,333
1,530	4.750%, 7/01/20 - AMBAC Insured	1/14 at 100.00	AAA	1,575,732
1,125	4.250%, 7/01/24 - AMBAC Insured	1/14 at 100.00	AAA	1,086,863

300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	321,300
	5.500%, 7/01/23 - RAAI Insured

300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	313,347
	2004C, 5.500%, 7/01/23

	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
905	5.000%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	975,436
400	5.000%, 7/01/20 - MBIA Insured	7/14 at 100.00	AAA	422,880

275	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class Loan	7/05 at 100.00	A+	275,435
	Program, Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

2,410	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/09 at 101.00	AAA	2,506,617
	5.250%, 6/01/18 (Alternative Minimum Tax) - MBIA Insured

2,000	Rutgers State University, New Jersey, Revenue Bonds, Series 2004E, 5.000%, 5/01/34 - FGIC Insured	5/14 at 100.00	AAA	2,070,040

2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health	4/13 at 100.00	AAA	2,123,678
	Institute, LLC, Series 2003, 5.000%, 4/15/21 - AMBAC Insured

1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	AAA	1,030,060
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 - MBIA Insured

2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 -	12/12 at 100.00	AAA	2,834,728
	AMBAC Insured

	Financials - 0.6% (0.4% of Total Investments)

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,074,830
	Project, Series 2002, 5.750%, 10/01/21

	Healthcare - 12.9% (8.6% of Total Investments)

620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	641,464
	5.750%, 2/15/34

3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System, Series	7/11 at 100.00	A2	3,695,580
	2001, 5.625%, 7/01/31

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	1,751,673
	Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured

1,130	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	1,204,591
	Medical Center, Series 2002, 5.750%, 7/01/25

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	3,186,750
	Series 2002, 5.875%, 7/01/21

1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	1,834,069
	Series 2003, 5.500%, 7/01/33

545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	608,836
	Group, Series 2000, 7.500%, 7/01/30

2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical	1/10 at 101.00	A2	3,087,572
	Center, Series 2000, 6.000%, 1/01/34

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	2,186,400
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 - AMBAC Insured

1,800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	1,957,446
	Obligated Group, Series 1999, 5.625%, 7/01/12 - FSA Insured

1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital, Series	7/14 at 100.00	AA	1,337,399
	2004A, 5.250%, 7/01/20 - RAAI Insured

2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/05 at 102.50	Baa1	2,720,676
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18

	Housing/Multifamily - 4.4% (2.9% of Total Investments)

340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount	11/12 at 100.00	Aaa	342,247
	Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)

595	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	4/05 at 100.00	N/R	598,386
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11

7,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	7,357,630
	5.550%, 5/01/27 (Alternative Minimum Tax) - AMBAC Insured

	Housing/Single Family - 1.7% (1.1% of Total Investments)

35	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1995O,	10/05 at 101.50	AAA	35,201
	6.300%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured

	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U:
1,965	5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.50	AAA	2,042,519
535	5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.50	AAA	551,323

500	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC,	No Opt. Call	AAA	509,560
	4.600%, 10/01/09 - MBIA Insured

	Long-Term Care - 0.4% (0.3% of Total Investments)

750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	765,930
	Wards Homestead, Series 2004A, 5.800%, 11/01/31

	Tax Obligation/General - 14.0% (9.3% of Total Investments)

2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AAA	2,694,955
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

1,500	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,576,680
	9/01/20 - FSA Insured

1,170	Jersey City, New Jersey, General Obligation Improvement Bonds, Series 2002A, 5.250%, 3/01/13 -	No Opt. Call	AAA	1,286,860
	AMBAC Insured

2,000	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series	10/13 at 100.00	AAA	2,080,740
	2003, 5.000%, 10/01/27 - MBIA Insured

	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA-	2,909,801
1,560	6.000%, 2/15/13	No Opt. Call	AA-	1,786,403

720	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 - AMBAC Insured	No Opt. Call	AAA	798,653

4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 -	No Opt. Call	AAA	4,376,960
	FGIC Insured

	Stafford Township Board of Education, Ocean County, New Jersey, General Obligation Bonds, Series
	2003:
1,350	5.250%, 1/15/18 - FSA Insured	1/12 at 100.00	Aaa	1,449,792
1,100	5.250%, 1/15/19 - FSA Insured	1/12 at 100.00	Aaa	1,181,312

2,085	Washington Township Board of Education, Gloucester County, New Jersey, General Obligation Bonds,	2/13 at 100.00	Aaa	2,234,057
	Series 2004, 5.000%, 2/01/15 - MBIA Insured

1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 - AMBAC	9/14 at 100.00	Aaa	1,864,603
	Insured

1,800	Woodbridge Township, Middlesex County, New Jersey, Sewer Utility Bonds, Series 1999, 5.300%,	7/09 at 102.00	Aaa	1,928,628
	7/01/20 - FGIC Insured

	Tax Obligation/Limited - 37.3% (24.8% of Total Investments)

	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,000	4.500%, 11/15/12	No Opt. Call	Aaa	1,057,300
1,200	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,294,512
1,145	5.000%, 11/15/18	11/13 at 100.00	Aaa	1,231,390

1,155	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series 2002,	12/12 at 100.00	Aaa	1,248,266
	5.250%, 12/01/18 - FGIC Insured

2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,303,654
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

5,515	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	5,890,902
	- 12/15/19 FSA Insured

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
1,200	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	1,294,548
1,750	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	1,843,765
1,965	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	2,062,936

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 (WI, settling 4/07/05) - AMBAC Insured	4/15 at 100.00	AAA	1,234,711
2,755	5.000%, 4/01/35 (WI, settling 4/07/05) - AMBAC Insured	4/15 at 100.00	AAA	2,848,119

1,000	Hudson County Improvement Authority, New Jersey, Utility System Revenue Bonds, Harrison Franchise	1/08 at 101.50	AAA	1,057,080
	Acquisition Project, Series 1997, 5.350%, 1/01/27 - FSA Insured

	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue
	Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,091,910
1,705	5.250%, 9/15/17	9/13 at 100.00	AAA	1,859,013
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,083,160

2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/13 at 100.00	A+	2,790,666
	Services - Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25

4,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A,	7/14 at 100.00	AAA	4,607,442
	5.250%, 7/01/15 - MBIA Insured

2,540	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	2,662,733
	6/15/34

2,250	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	2,392,830
	5.000%, 9/01/17 - MBIA Insured

2,925	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	3,230,663	5.250%, 12/15/14 - FGIC Insured

1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AAA	1,700,175
	5.500%, 3/01/22 - MBIA Insured

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	9/12 at 100.00	AAA	1,078,370
	Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	3,345,600
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

2,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	2,413,576
	12/15/13 - FGIC Insured

2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%,	12/15 at 100.00	AAA	2,176,740
	12/15/18 - FGIC Insured

7,500	Puerto Rico Municipal Finance Agency, Series 1999A, 5.500%, 8/01/17 - FSA Insured	8/09 at 101.00	AAA	8,208,375

1,000	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series 1993B,	No Opt. Call	Aa2	1,113,220
	5.450%, 12/01/12

1,200	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	1,248,012
	Series 2003, 5.000%, 10/01/24 - FGIC Insured

2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, City of Plainfield	3/13 at 100.00	Aaa	2,830,836
	Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 - FSA Insured

2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,546,688
	2003, 5.000%, 6/15/23

	Transportation - 23.5% (15.6% of Total Investments)

2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	2,943,270
	5.250%, 6/01/20 - MBIA Insured

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,500	5.000%, 1/01/27 - MBIA Insured	1/15 at 100.00	AAA	2,616,700
2,500	5.000%, 1/01/28 - MBIA Insured	1/15 at 100.00	AAA	2,616,700

5,000	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project,	1/08 at 101.00	AAA	5,223,300
	Series 1998B, 5.000%, 1/01/19 - MBIA Insured

2,495	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A, 5.500%, 1/01/25 - MBIA Insured	1/10 at 100.00	AAA	2,667,529

5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	6,063,490

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,830	6.500%, 1/01/16	No Opt. Call	A	2,150,872
465	6.500%, 1/01/16 - AMBAC Insured	No Opt. Call	AAA	549,597

760	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	903,306

750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	801,735
	1/01/21 - MBIA Insured

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth	4/12 at 101.00	AAA	2,067,540
	Series 2002, 5.000%, 4/15/32 - FSA Insured

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
10,000	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	10,753,900
3,000	5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	3,171,450

1,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series 1999,	11/09 at 101.00	AAA	1,513,911
	5.125%, 11/01/22 - AMBAC Insured

	U.S. Guaranteed*** - 18.8% (12.5% of Total Investments)

4,655	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	4,946,822
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	547,060
	5.250%, 6/15/19 (Pre-refunded to 6/15/11) - AMBAC Insured

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C:
3,000	5.000%, 6/15/15 (Pre-refunded to 6/15/12) - MBIA Insured	6/12 at 100.00	AAA	3,260,160
2,000	5.000%, 6/15/20 (Pre-refunded to 6/15/12) - MBIA Insured	6/12 at 100.00	AAA	2,173,440

3,425	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,789,626
	5.250%, 6/15/21 (Pre-refunded to 6/15/13) - FGIC Insured

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2000E,	7/10 at 100.00	AAA	2,757,300
	5.500%, 7/01/17 (Pre-refunded to 7/01/10)

2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	2,247,980
	6/15/18 (Pre-refunded to 6/15/13)

2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 6.000%,	12/11 at 100.00	AAA	2,312,003
	12/15/19 (Pre-refunded to 12/15/11) - MBIA Insured

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
6,590	6.500%, 1/01/16	No Opt. Call	A***	7,793,268
1,760	6.500%, 1/01/16 - AMBAC Insured	No Opt. Call	AAA	2,081,358
2,745	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	3,246,210

	Utilities - 3.1% (2.1% of Total Investments)

1,285	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	6/05 at 100.00	B2	1,284,807
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,322,975
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

3,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35-	7/15 at 100.00	AAA	3,263,719
	(WI, settling 4/04/05) FGIC Insured

	Water and Sewer - 11.9% (7.9% of Total Investments)

	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series
	2003A:
1,450	5.000%, 4/01/19 - XLCA Insured	4/13 at 100.00	Aaa	1,522,602
1,250	5.000%, 4/01/24 - XLCA Insured	4/13 at 100.00	Aaa	1,294,575

1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series 1993,	No Opt. Call	AAA	1,170,710
	6.250%, 1/01/14 - AMBAC Insured

3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds, Hackensack	9/05 at 101.00	AAA	3,134,844
	Water Company, Series 1994B, 5.900%, 3/01/24 (Alternative Minimum Tax) - MBIA Insured

6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2001A,	9/11 at 101.00	AAA	7,166,215
	4.750%, 9/01/20

2,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Bonds, Series 1996, 5.125%,	8/06 at 101.00	AAA	2,588,072
	8/01/22 - FGIC Insured

3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	Aaa	3,772,960
	5.250%, 8/01/19 - FGIC Insured

1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding Bonds,	No Opt. Call	AAA	1,710,210
	Series 1993B, 5.750%, 9/01/18 - AMBAC Insured

$263,410	Total Long-Term Investments (cost $269,548,479) - 150.5%			281,632,525

	Other Assets Less Liabilities - (1.6)%			(2,864,293)

	Preferred Shares, at Liquidation Value - (48.9)%			(91,600,000)

	Net Assets Applicable to Common Shares - 100%			$187,168,232

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At March 31, 2005, the cost of investments was $269,421,496.

	Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$12.937,130
	Depreciation	(726,101)

	Net unrealized appreciation of investments	$12,211,029

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.